Bridge loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Loan advance received	$ 3,000
Transaction costs	(21)
Deferred tax impact	(54)
Impact on statement of financial position	2,925
Liability Component
Statement Line Items [Line Items]
Loan advance received	2,801
Transaction costs	(20)
Deferred tax impact	0
Impact on statement of financial position	2,781
Equity Component
Statement Line Items [Line Items]
Loan advance received	199
Transaction costs	(1)
Deferred tax impact	(54)
Impact on statement of financial position	$ 144